Cost of oil and gas properties: (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Costs incurred
Total costs incurred	$ 104,062,008	$ (111,884)
Capitalized costs
Proved properties	148,223,148	56,009,780
Unproved properties	8,227,109
Total	156,450,257	56,009,780
Less: accumulated depreciation, depletion and amortization of oil and gas properties	(26,892,148)	(19,105,645)
Total properties	129,558,109	36,904,135
Less: accumulated impairment of oil and gas properties due to full cost ceiling test	(22,181,701)	(22,181,701)
Net properties	107,376,408	14,722,434
Louisiana
Costs incurred
Property acquisition costs	89,524,148	178,685
Development costs	9,397,754	(290,569)
Total costs incurred	98,921,902	(111,884)
Texas
Costs incurred
Property acquisition costs	71,404,160
Development costs	2,769,078
Total costs incurred	$ 74,173,238